Long-term Debt (Reconciliation Long Term Debt) (Details) $ in Millions, $ in Millions	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 1,441.5		$ 1,970.2	$ 2,259.6
Long-term debt due within one year	538.7		278.1
Long-term debt due beyond one year	902.8		1,692.1
Bank debt
Disclosure of detailed information about borrowings [line items]
Bank debt	0.0		331.4
Senior guaranteed notes
Disclosure of detailed information about borrowings [line items]
Senior guaranteed notes			$ 1,638.8
Long-term debt due beyond one year	$ 195.0	$ 921.0